DERIVATIVES AND HEDGING TRANSACTIONS - Derivative Positions Summary (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Asset Derivatives
Gross amounts offset in the Consolidated Balance Sheet	$ (4.2)	$ (17.7)
Net value of derivatives presented in the Consolidated Balance Sheet	79.7	54.6
Liability Derivatives
Gross amounts offset in the Consolidated Balance Sheet	(4.2)	(17.7)
Net value of derivatives presented in the Consolidated Balance Sheet	5.8	23.6
Foreign currency forward contracts
Liability Derivatives
Notional values	4,004.0	6,226.0
Interest rate swap
Liability Derivatives
Notional values		400.0
Derivatives designated as hedging instruments | Foreign currency forward contracts
Asset Derivatives
Gross value of derivatives	67.4	40.4
Liability Derivatives
Gross value of derivatives	2.1	10.2
Derivatives designated as hedging instruments | Interest rate swap
Liability Derivatives
Gross value of derivatives		0.2
Derivatives not designated as hedging instruments | Foreign currency forward contracts
Asset Derivatives
Gross value of derivatives	16.5	31.9
Liability Derivatives
Gross value of derivatives	7.9	30.9
Derivatives not designated as hedging instruments | Interest rate swap
Asset Derivatives
Gross value of derivatives	83.9	72.3
Liability Derivatives
Gross value of derivatives	10.0	41.3
Discontinued Operations | Foreign currency forward contracts
Liability Derivatives
Notional values	9.0	91.0
Discontinued Operations | Derivatives not designated as hedging instruments | Foreign currency forward contracts
Asset Derivatives
Gross value of derivatives	1.0	1.0
Liability Derivatives
Gross value of derivatives	$ 0.6	$ 1.0